LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2016
LOANS AND BORROWINGS
LOANS AND BORROWINGS

10      LOANS AND BORROWINGS

The Company’s borrowings consisted of the following:

	As at December 31, 2015	As at December 31, 2016

Short-term borrowings	333,000	239,777
Current portion of long-term borrowings	95,218	388,701

Sub-total	428,218	628,478
Long-term borrowings, excluding current portion	958,264	1,509,676

Total loans and borrowings	1,386,482	2,138,154

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As at December 31, 2015	As at December 31, 2016

Unsecured short-term loans and borrowings	60,000	—
Secured short-term loans and borrowings	273,000	239,777

	333,000	239,777

(i)          Short-term borrowings were secured by the following assets:

	As at December 31, 2015	As at December 31, 2016

Accounts receivable	20,221	19,914
Property and equipment, net	144,540	—
Prepaid land use rights, net	14,602	—

	179,363	19,914

(ii)The weighted average interest rates of short-term borrowings were 6.98%, 6.55% and 5.27% per annum for the years ended December 31, 2014, 2015 and 2016, respectively.

(iii)Short-term loans of RMB 247,000 and RMB nil as of December 31, 2015 and 2016, respectively, are guaranteed by William Wei Huang, Director and CEO of the Company.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As at December 31, 2015	As at December 31, 2016

Unsecured long-term loans and borrowings	2,844	—
Secured long-term loans and borrowings	1,050,638	1,898,377

	1,053,482	1,898,377

(i)          The weighted average interest rates of long-term borrowings were 10.2%, 8.73% and 8.16% per annum for the years ended December 31, 2014, 2015 and 2016, respectively.

(ii)         Long-term borrowings were secured by the following assets:

	As at December 31, 2015	As at December 31, 2016

Accounts receivable	22,290	67,433
Property and equipment, net	434,984	512,566
Prepaid land use rights, net	6,381	20,735

	463,655	600,734

(iii)         Long-term loans of RMB 194,955 and RMB9,500 as of December 31, 2015 and 2016 are guaranteed by William Wei Huang.

(iv)         The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2016 are as follows:

Long-term borrowings
Twelve-months ending December 31 ,
2017	388,701
2018	324,473
2019	385,388
2020	359,179
2021	412,457
Thereafter	28,179

1,898,377

As of December 31, 2015 and 2016, the particulars of the total secured long-term loans and borrowings of RMB1,050,638 and RMB1,898,377 and the related facilities, were as follows:

i)     In 2009, a subsidiary of the Company entered into a thirteen-year entrusted credit facility for a principal amount of RMB322,000 with the local government through a third party bank. As of December 31, 2015 and 2016, the outstanding loan under such credit facility was RMB225,400 and RMB189,179, respectively, and the effective interest rate of the loan was 4.9% per annum. The facility was secured by prepaid land use right with a carrying amount of RMB6,235 as of December 31, 2016 (2015: RMB6,381).

ii)    In 2014, a subsidiary of the Company entered into an entrusted credit facility of RMB200,000 with a third party lender through a third party bank. As of December 31, 2015 and 2016, the outstanding loan under such credit facility was RMB199,800 and RMB199,600, respectively, and the effective interest rate of the loan was 18% per annum. The facility was secured by accounts receivables with a carrying amount of RMB13,367 as of December 31, 2016 (2015: RMB22,290). The loan contains financial covenants, which require that the subsidiary’s outstanding loans (exclusive of this entrusted loan and any other entrusted loans) should be within a range of RMB130,000 and RMB240,000 (the “borrowing range”) and the total pledged assets not exceeding RMB20,000. On March 31, 2015, the subsidiary’s outstanding loans exceeded RMB240,000 and total pledged assets exceeded RMB20,000. On June 10, 2015, the subsidiary obtained a waiver letter from the creditor that waived the covenant violations. The creditor and the subsidiary also agreed to revise the acceptable outstanding borrowings in a range of RMB130,000 and RMB360,000 and removed the restriction on the pledged assets. As of December 31, 2016, the Company was in compliance with such covenants.

iii)   In 2015, a subsidiary of the Company entered into a six-year credit facility with a third party bank amounting to RMB290,000. The facility is guaranteed by William Wei Huang, Director and CEO of the Company and secured by property and equipment with carrying amount value of RMB154,178 as of December 31, 2015. The effective interest rate of the loan was 5.94% per annum. As of December 31, 2015, the outstanding loan under such credit facility was RMB180,455 and the Company fully repaid the outstanding loan in 2016.

iv)    In 2015 and 2016, two subsidiaries of the Company entered into loan facilities with third party banks in the aggregate amount of RMB650,000. As of December 31, 2015 and 2016, the outstanding loans under such credit facilities were RMB380,483 and RMB415,048 (net of debt issuance costs), respectively, and the effective interest rate of the loans was 6.56%-6.83% and 7.72%-7.82% per annum as of December 31, 2015 and 2016, respectively. The outstanding loans under such credit facilities are secured by accounts receivables and property and equipment with a carrying amount of RMB13,305 and RMB153,653 as of December 31, 2016 (2015: nil and RMB142,386, respectively). The outstanding loans contain a limit on the amount of capital expenditures to be incurred for the construction of the data centers and mature in 2020. The outstanding loans are required to be repaid in full prior to the maturity date in the event 1) Singapore Technologies Telemedia Limited of Singapore, the parent company of STT GDC Pte. Ltd. (a principal  shareholder of the Company), ceases to own and control, directly or indirectly, at least 40% of the equity interest in the Company prior to an initial public offering (IPO) or 30% of the equity interest in the Company after an IPO, or ceases to be the single largest shareholder of the Company,  (2) the Company ceases to own and control, directly or indirectly, 100% of the equity interest of the borrowing subsidiaries, (3) there are changes in the shareholding structure of a principal operating subsidiary, as defined in the loan agreements or (4) William Wei Huang, the founder, chairman and chief executive officer of  the Company, ceases to own and control, directly or indirectly, at least 99.96% of the equity interest of GDS Beijing. In addition, under the terms of the loans, upon the completion of the Company’s IPO, the Company is required to repay RMB139,232 of the outstanding loan principal amount based on the principal amount outstanding as of completion date of IPO. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. The loan facilities include a cross- default provision which would be triggered if the Company fails to repay any financial indebtedness of RMB30,000 or more when due or within any originally applicable grace period. After the completion of IPO, the Company fully repaid RMB99,232 of the outstanding loan principal in December 2016 and the remaining RMB40,000 in March 2017 as agreed with the banks. As of December 31, 2016, the Company was in compliance with these covenants.

v)     In September 2016, two subsidiaries of the Company entered into loan facilities with third party banks in a total amount of RMB1,135,000, for the purpose of (i) replacing an existing term loan facility agreement entered into in June 2016, and (ii) financing the subsidiaries’ data center projects and working capital requirements. As of December 31, 2016, the outstanding loan under such facility was RMB866,983, consisting of a short term working capital loan of RMB12,629 with an effective interest rate of 5.66% per annum and long term loans of RMB854,354 (net of debt issuance costs) with effective interest rates of 7.02%-7.34% per annum. The outstanding loans under such facilities are secured by accounts receivables and property and equipment with a carrying amount of RMB8,185 and RMB110,831 as of December 31, 2016, respectively. The loans are required to be repaid in full prior to the maturity date in the event (i) STT Communications Ltd. ceases to, directly or indirectly, own at least 50.1% of  equity interests of STT GDC, (ii) STT GDC ceases to own and control, directly or indirectly, at least 40% of the equity interests in the Company prior to an IPO or 30% of the equity interests in the Company after an IPO, or ceases to be the single largest shareholder of the Company, (iii) the Company ceases to, directly or indirectly, own or control 100% of the borrowing subsidiary, (iv) there are changes in the shareholding structure of a principal operating subsidiary, as defined in the loan agreement or (v) William Huang ceases to,  directly or indirectly, own at least 99.9% of the equity interests of GDS Beijing ((i), (ii), (iii), (iv) and (v) are referred to as “the Early Repayment Events”). The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of December 31, 2016, the Company was in compliance with these covenants.

vi)    In September 2016, a subsidiary of the Company entered into a facility agreement with a third party bank for a total amount of RMB220,000. As of December 31, 2016, the outstanding loan under such facility was RMB137,334, consisting of a short term working capital loan of RMB12,611 with an effective interest rate of 5.87% per annum and long term loans of RMB124,723 (net of debt issuance costs) with an effective interest rate of 7.63% per annum. The outstanding loans under such facilities are secured by accounts receivable and property and equipment with a carrying value of RMB30,110 and RMB85,765 as of December 31, 2016, respectively. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of December 31, 2016, the Company was in compliance with these covenants.

vii)   In December 2016, a subsidiary of the Company entered into a facility agreement with third party banks, pursuant to which the bank agrees to make available to the subsidiary loan facilities in the total amount of RMB380,000 for repayment of borrower’s outstanding loan and financing borrower’s data center located in Beijing. The interest rate agreed under the facility agreement is the aggregate of the applicable 3.65% per annum and SHIBOR, as defined in the facility agreement, with a term of up to eighteen months from first facility utilization date. The securities for the loan include, among others, the subsidiaries’ receivables and property and equipment. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the borrower fails to repay any financial indebtedness in an aggregate amount of RMB30,000 or more when due or within any originally applicable grace period. As of December 31, 2016, the Company did not draw down any amount under such facility.

viii)  In December 2016, a subsidiary of the Company entered into a facility agreement with third party banks for a total amount of RMB310,000. As of December 31, 2016, the outstanding loan under such facility was RMB106,510, consisting of a short term working capital loan of RMB537 with an effective interest rate of 5.66% per annum and long term loans of RMB105,973 (net of debt issuance costs) with an effective interest rate of 6.32% per annum. The outstanding loans under such facilities are secured by accounts receivable, property and equipment and prepaid land use right with a carrying value of RM2,466, RMB138,941 and RMB14,500 as of December 31, 2016, respectively. The loans are required to be repaid in full prior to the maturity date upon the occurrence of any of the Early Repayment Events. The loan facilities contain financial covenants that limit certain financial ratios, such as the interest coverage ratio and gross leverage ratio, during the relevant period, as defined in the facilities. In addition, the loan facility includes a cross default provision which would be triggered if the Company fails to repay any financial indebtedness in an aggregate amount of RMB50,000 or more when due or within any originally applicable grace period. The outstanding long-term loans mature in 2021. As of December 31, 2016, the Company was in compliance with these covenants.

ix)   As of December 31, 2015 and 2016, secured long-term loans and borrowings amounted to RMB64,500 and RMB9,500, respectively. The loans mature in 2017, are secured by property and equipment with carrying amount of RMB138,420 and RMB23,376 as of December 31, 2015 and 2016, respectively, and do not contain any financial covenants. In addition, as of December 31, 2015 and 2016, RMB 14,500 and RMB9,500 was guaranteed by William Wei Huang, Director and CEO of the Company and the effective interest rates of the outstanding loan was 5.39%~6.46% and 5.39% per annum, respectively.

As of December 31, 2015 and 2016, the particulars of unsecured long-term loans and borrowings are as follows:

i)      In 2014, a subsidiary of the Company entered into a two-year credit facility with a third party bank amounting to US$5,000. As of December 31, 2015, the outstanding loan under such credit facility was RMB2,844 (US$438). In 2016, the Company fully repaid the loan.

As of December 31, 2016, the Company has total working capital and project financing credit facilities of RMB3,181,278 from various banks, of which the unused amount was RMB968,878. As of December 31, 2016, the Company drew down RMB2,212,400, of which RMB239,777 was recorded in short-term loans and borrowing and RMB1,898,377 (net of debt issuance costs of RMB74,246) was recorded in long-term loans and borrowing, respectively. Draw downs from the credit facility are subject to the approval of the banks and are subject to the terms and conditions of each agreement.